SIGNIFICANT CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF REVENUES

Carriers representing 10% or more of total revenue are presented in the table below:

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
BlueCross BlueShield	24%	27%	25%	31%
Priority Health	27%	26%	30%	26%
Carriers representing 10% or more of total revenue are presented in the table below:
Insurance Carrier	December 31, 2020	December 31, 2019
BlueCross BlueShield	25.1%	26.2%
Priority Health	25.5%	19.7%